MFS(R) Mutual Funds
SEMIANNUAL REPORT 2/28/03

MFS(R) MUNICIPAL BOND FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) MUNICIPAL BOND FUND

Management seeks to drive performance through sector/security selection and quantitative analysis of the yield curve. The portfolio may not purchase securities below investment grade (securities that are rated in one of the top four credit ratings by credit rating agencies), but may invest in speculative securities (securities rated in the lowest investment grade category by credit rating agencies).

The fund seeks as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing while seeking protection of shareholders' capital.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              28
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     34
----------------------------------------------------
TRUSTEES AND OFFICERS                             43
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       45
----------------------------------------------------
CONTACT INFORMATION                               46
----------------------------------------------------
ASSET ALLOCATION                                  47

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some people are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and unsure, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, the first Gulf War, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM

We would also argue that much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY

Of course, there are always reasons to be concerned about the markets. As I write this in mid-March, a U.S. and U.K.-led war in Iraq has just commenced. There is no way of knowing what political and economic changes may occur by the time this message reaches you. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    March 21, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

MUNICIPAL BONDS BENEFITED AS STOCKS RETREATED

The municipal bond market overall posted solid gains during the six months ended February 28, 2003, while stock prices continued to remain under pressure. Bond prices benefited from declining interest rates, as inflation remained tame and the economic recovery continued to be weak. Over the course of the period, ongoing stock market volatility, the heightened level of geopolitical risk in general, and more specifically, the expectation of war with Iraq also triggered a "flight to quality." Investors flocked to high-quality assets such as Treasuries, mortgage-backed bonds, and municipal bonds, which typically have been less volatile than corporate issues in times of crisis. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

CONTRIBUTORS TO PERFORMANCE

The two major contributors to relative performance were positioning on the yield curve and credit quality. Although performance was positive across all areas of the yield curve, the best performance occurred toward the short and intermediate parts of the curve as short-term rates fell more than long-term rates. The fund benefited from being overweighted, relative to our Lipper peer group, in the shorter 10- to 20-year area of the curve and being underweighted in the longest (30-year) area.

The fund also benefited from its higher average credit quality, relative to its peers. As mentioned earlier, the weak economy and war worries led investors to favor issues with higher credit ratings. In the municipal area in particular, budget deficits at the state and local level weighed heavily on general obligation bonds, causing spreads on some general obligation bonds to widen as credit ratings declined. In that environment, the fund's overweighting in "AAA"-rated and insured bonds and underweighting in general obligation debt, relative to our Lipper peers, helped performance.

PORTFOLIO COMPOSITION
2/28/03

                    "AAA"                      66.3%
                    "AA"                       12.9%
                    "A"                        13.0%
                    "BBB"                       5.1%
                    Not Rated                   0.2%
                    Other                       2.5%

                    The portfolio is actively managed, and current holdings may be different.

At the end of the period, it appears to us that state and local budget difficulties have started to drive up interest rates on general obligation
(GO) bonds - which could make these investments more attractive in the coming period and potentially lead us to increase the fund's allocation to GO debt.

DETRACTORS FROM PERFORMANCE

While the fund outperformed its Lipper peer group over the period, it underperformed relative to its benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index). The key detractors from performance relative to the Lehman Index were positioning on the yield curve and holdings in housing and health care bonds.

While funds in our peer group are largely "long" bond funds -- like this fund -- that emphasize bonds with longer maturities, the Lehman Index has more emphasis on the short end of the yield curve. Bonds with short maturities performed best over the period; that factor helped the index outperform the fund.

On a relative basis, housing bonds delivered weak performance over the period, as record low interest rates led to a surge in bond prepayments from homeowners refinancing their mortgages. Prepayments hurt the performance of housing bonds because the risk of prepayment dampened the price appreciation potential. Furthermore, bond holders were forced to reinvest their proceeds at lower prevailing interest rates. While our housing issues detracted from performance over the short term, we continue to think this sector offers long-term opportunity, largely because housing issues have tended to deliver higher yields with less volatility than some other sectors.

Health care is an area that we have favored for some time, as we felt the sector offered attractive yields and improving credit risk. Over the past six months, however, budget issues at both the federal and state levels started to put pressure on bonds issued by hospitals and other health care facilities. It seems likely that the growing federal deficit will squeeze Medicare reimbursement rates to hospitals. In addition, budget tightening in many states has led to Medicaid cutbacks. These issues, as well as expense pressure from higher wages, higher insurance costs, and the increasing cost of prescription drugs, modestly hurt health care issues over the period. While we believe the sector still offers attractive yields, we see the potential to trim our health care exposure in coming periods.

/s/ Michael L. Dawson                    /s/ Geoffrey L. Schechter

    Michael L. Dawson                        Geoffrey L. Schechter
    Portfolio Manager                        Portfolio Manager


The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

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PERFORMANCE SUMMARY THROUGH 2/28/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                   Class
    Share        inception
    class          date         6-mo       1-yr      3-yr      5-yr     10-yr

------------------------------------------------------------------------------
      A          12/16/76        --        8.06%     8.91%     5.49%     5.50%
------------------------------------------------------------------------------
      B           9/7/93         --        7.18%     8.06%     4.66%     4.63%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

------------------------------------------------------------------------------
      A                          --        2.93%     7.16%     4.46%     4.99%
------------------------------------------------------------------------------
      B                          --        3.18%     7.20%     4.32%     4.63%
------------------------------------------------------------------------------

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                          3.23%     8.06%    29.20%    30.60%    70.89%
------------------------------------------------------------------------------
      B                          2.80%     7.18%    26.18%    25.55%    57.29%
------------------------------------------------------------------------------

-----------------------
Average Annual
-----------------------

Comparative indices

------------------------------------------------------------------------------
Average general
municipal debt fund(1)           2.63%     6.37%     7.76%     4.61%     5.33%
------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index(2)          3.36%     7.67%     8.92%     6.08%     6.33%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
(1) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(2) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS MUNICIPAL BOND INDEX -- A broad measure of the municipal bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS (unaudited) 2/28/03
---------------------------------------------------------------------------------------------------


The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                   $ VALUE
---------------------------------------------------------------------------------------------------
Municipal Bonds - 96.5%
---------------------------------------------------------------------------------------------------
Airport and Port Revenue - 1.8%
---------------------------------------------------------------------------------------------------
Chicago, IL O'Hare International Airport (2nd Lien
Passenger Facility D), AMBAC, 5.5s, 2019                              $1,845             $1,964,630
---------------------------------------------------------------------------------------------------
Connecticut Airport Rev. (Bradley International
Airport), FGIC, 7.65s, 2004(1)                                         1,540              1,698,066
---------------------------------------------------------------------------------------------------
Connecticut Airport Rev. (Bradley International
Airport), FGIC, 7.65s, 2012                                            3,460              3,767,213
---------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES, AMBAC,
10.56s, 2017(2)(3)                                                     2,500              3,083,400
---------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 5.75s, 2010                           850                966,773
---------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6s, 2011                              955              1,088,213
---------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6s, 2012                              250                283,257
---------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 13s, 2013(1)                        3,500              5,463,885
---------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6.125s, 2017                        1,500              1,694,310
---------------------------------------------------------------------------------------------------
Niagara, NY, Frontier Transportation Authority (Buffalo-
Niagara International Airport), MBIA, 5.875s, 2013                     1,485              1,677,857
---------------------------------------------------------------------------------------------------
Port of Seattle, WA, FGIC, 5.5s, 2021                                  4,000              4,192,400
---------------------------------------------------------------------------------------------------
                                                                                        $25,880,004
---------------------------------------------------------------------------------------------------
Chemicals - 0.4%
---------------------------------------------------------------------------------------------------
Brazos River Texas Harbor Navigation District, Dow
Chemical Co., Project, 5.7s, 2033                                     $3,500             $3,573,885
---------------------------------------------------------------------------------------------------
Red River Authority, Pollution Control (Celanese), 6.7s,
2030                                                                   1,500              1,565,790
---------------------------------------------------------------------------------------------------
                                                                                         $5,139,675
---------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 10.9%
---------------------------------------------------------------------------------------------------
Allen County Indiana Jail Building Corp., First Mortgage,
5.75s, 2020                                                           $2,750             $3,081,485
---------------------------------------------------------------------------------------------------
Chelmsford, MA, School Improvements, 6s, 2018                            100                113,633
---------------------------------------------------------------------------------------------------
Chicago, IL, FGIC, 6.125s, 2020                                        3,785              4,356,156
---------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 6.5s, 2008(1)                           6,300              7,580,727
---------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, FGIC, 7s, 2009                          7,000              8,596,980
---------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 6s, 2010(1)                             3,700              4,398,708
---------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375s, 2017                                         830                974,628
---------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25s, 2016                                       1,000              1,177,190
---------------------------------------------------------------------------------------------------
Detroit, MI, 6.25s, 2009                                               5,235              5,635,530
---------------------------------------------------------------------------------------------------
Detroit/Wayne County, MI, Stadium Authority, FGIC, 5.5s, 2017          6,000              6,562,200
---------------------------------------------------------------------------------------------------
Hidalgo County, TX, AMBAC, 6s, 2016                                    1,005              1,157,167
---------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25s, 2019                                 3,315              3,863,003
---------------------------------------------------------------------------------------------------
Lincoln County, TN, FGIC, 5.25s, 2017                                  1,000              1,129,930
---------------------------------------------------------------------------------------------------
Mobile County, AL, 6s, 2014                                            3,200              3,683,104
---------------------------------------------------------------------------------------------------
New York City, NY, 7.65s, 2006                                            10                 10,127
---------------------------------------------------------------------------------------------------
New York City, NY, 7.7s, 2009                                             30                 30,475
---------------------------------------------------------------------------------------------------
New York City, NY, 5.75s, 2013                                         8,500              9,574,570
---------------------------------------------------------------------------------------------------
New York City, NY, 5.75s, 2014                                         9,500             10,612,735
---------------------------------------------------------------------------------------------------
New York City, NY, 5.75s, 2015                                        11,085             12,196,936
---------------------------------------------------------------------------------------------------
New York City, NY, Refunding Bonds, 7.5s, 2006                         1,085              1,101,915
---------------------------------------------------------------------------------------------------
New York City, NY, Refunding Series B, 5.75s, 2015                     5,850              6,318,878
---------------------------------------------------------------------------------------------------
New York City, NY, Unrefunded Balance Series B, 7.5s, 2007               955                969,888
---------------------------------------------------------------------------------------------------
New York City Urban Development Corp., 5.5s, 2016                     14,690             16,222,020
---------------------------------------------------------------------------------------------------
Philadelphia, PA, FSA, 5.25s, 2018                                     2,000              2,149,200
---------------------------------------------------------------------------------------------------
Pittsfield, MA, 5.5s, 2017                                               100                111,602
---------------------------------------------------------------------------------------------------
San Antonio, TX, 5s, 2020                                              2,990              3,079,401
---------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0s, 2018                                         1,835                788,298
---------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0s, 2021                                         3,150              1,089,270
---------------------------------------------------------------------------------------------------
State of California, 5.5s, 2012                                          350                384,885
---------------------------------------------------------------------------------------------------
State of California, 5.5s, 2013                                        5,000              5,588,350
---------------------------------------------------------------------------------------------------
State of California, RITES, 9.856s, 2012(2)(3)                         5,825              7,860,255
---------------------------------------------------------------------------------------------------
State of California, RITES, 10.457s, 2017(2)(3)                        6,875              8,073,587
---------------------------------------------------------------------------------------------------
State of Massachusetts, ROLs, 12.7s, 2017(2)(3)                        2,870              3,765,038
---------------------------------------------------------------------------------------------------
State of Washington, 6.75s, 2010                                       3,880              4,716,993
---------------------------------------------------------------------------------------------------
State of Washington, 6s, 2010                                          4,360              5,178,067
---------------------------------------------------------------------------------------------------
                                                                                       $152,132,931
---------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.8%
---------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75s, 2019                                           $1,000             $1,114,590
---------------------------------------------------------------------------------------------------
Chicago, IL, RITES, AMBAC, 9.949s, 2018(2)(3)                          5,900              7,634,954
---------------------------------------------------------------------------------------------------
District of Columbia, MBIA, 6.5s, 2010(1)                              2,905              3,547,208
---------------------------------------------------------------------------------------------------
District of Columbia, MBIA, 6.5s, 2010                                 3,095              3,713,010
---------------------------------------------------------------------------------------------------
Manchester, NH, Public Improvements, 5.875s, 2019                      2,270              2,542,740
---------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Transit
Improvements, 5.875s, 2015                                             4,500              5,296,410
---------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority (General
Transportation Systems), 6.2s, 2016                                      400                484,172
---------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, ROLs, XLCA, 9.7s, 2017(2)(3)                 1,150              1,520,369
---------------------------------------------------------------------------------------------------
                                                                                        $25,853,453
---------------------------------------------------------------------------------------------------
General Obligations - Schools - 8.2%
---------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25s, 2009                    $5,160             $6,070,224
---------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25s, 2012                     2,500              3,027,725
---------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25s, 2015                    20,295             24,622,503
---------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, AMBAC, 5.4s, 2017                     3,000              3,298,050
---------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, FGIC, 5.875s, 2017                    3,715              4,244,202
---------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, Capital Appreciation,
AMBAC, 0s, 2012                                                        2,550              1,710,973
---------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC, 9.426s, 2019(2)(3)       5,000              6,163,100
---------------------------------------------------------------------------------------------------
Clark County, NV, School District, "A", MBIA, 7s, 2010                 4,000              4,914,760
---------------------------------------------------------------------------------------------------
Clark County, NV, School District, "B", FGIC, 5.5s, 2016               5,000              5,414,850
---------------------------------------------------------------------------------------------------
Dodgeland, WI, School District, FGIC, 6s, 2010(1)                      3,525              4,170,216
---------------------------------------------------------------------------------------------------
East Grand Rapids Michigan Public School, Refunding, 5.5s, 2015        1,000              1,107,340
---------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125s, 2014               1,735              2,408,284
---------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, Refunded,
9.125s, 2014(1)                                                          265                386,192
---------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6s, 2015                            725                846,300
---------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6s, 2016                            865              1,001,030
---------------------------------------------------------------------------------------------------
Highland Park, TX, Independent School District, 5.125s, 2016           2,525              2,690,009
---------------------------------------------------------------------------------------------------
Jackson, MI, Public Schools System, FGIC, 6s, 2013                     1,500              1,734,630
---------------------------------------------------------------------------------------------------
Kane Cook Dupage County, IL, 6.5s, 2017                                1,345              1,587,974
---------------------------------------------------------------------------------------------------
Kane Cook Dupage County, IL, FSA, 6.375s, 2019                         1,245              1,450,288
---------------------------------------------------------------------------------------------------
Lane County, OR, 6.25s, 2010(1)                                        1,150              1,386,831
---------------------------------------------------------------------------------------------------
Lane County, OR, 6.25s, 2010(1)                                        1,000              1,205,940
---------------------------------------------------------------------------------------------------
Leander, TX, PSF, Independent School District, PSF, 0s, 2018           4,885              2,068,944
---------------------------------------------------------------------------------------------------
Lewisville, TX, Independent School District, PSF, 5s, 2018             8,500              8,903,835
---------------------------------------------------------------------------------------------------
Linn County, OR, Community School District, MBIA,
6.125s, 2016                                                           1,225              1,467,354
---------------------------------------------------------------------------------------------------
Linn County, OR, Community School District, MBIA,
6.125s, 2018                                                           1,000              1,197,840
---------------------------------------------------------------------------------------------------
Linn County, OR, Community School District, MBIA,
6.125s, 2020                                                           1,240              1,485,322
---------------------------------------------------------------------------------------------------
Marshall, MI, Public Schools District, 5.5s, 2016                        500                550,735
---------------------------------------------------------------------------------------------------
Mason, OH, City School District, School Improvement,
5.375s, 2016                                                           1,000              1,093,850
---------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School, 5.375s, 2020               1,220              1,293,664
---------------------------------------------------------------------------------------------------
Richland-Beanblossom, IN, First Mortgage, FGIC, 5.5s, 2014             1,395              1,560,642
---------------------------------------------------------------------------------------------------
Rockwall, TX, Independent School District, PSF, 0s, 2014               2,000              1,172,660
---------------------------------------------------------------------------------------------------
Shelby, IN, Eastern School Building Corp., Refunding
First Mortgage, FGIC, 5.5s, 2014                                       1,245              1,401,907
---------------------------------------------------------------------------------------------------
Snohomish County, WA, School District, 6s, 2014                        1,690              1,973,295
---------------------------------------------------------------------------------------------------
Warren Township, IN (Vision 2005 School Building Corp.),
FGIC, 5.5s, 2020                                                       7,500              8,100,750
---------------------------------------------------------------------------------------------------
Wasco County, OR, FSA, 6s, 2010(1)                                     1,360              1,618,046
---------------------------------------------------------------------------------------------------
Willis, TX, Independent School District, Refunding,
5.75s, 2018                                                            1,180              1,382,854
---------------------------------------------------------------------------------------------------
                                                                                       $114,713,119
---------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term Care - 0.2%
---------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp.
Rev. (Buckner Retirement Facility), 5.25s, 2019                       $2,500             $2,488,050
---------------------------------------------------------------------------------------------------

Health/Hospitals - 11.7%
---------------------------------------------------------------------------------------------------
Albany-Dougherty County, GA, Hospital Authority Rev.
(Phoebe Putney Memorial Hospital, Inc.), AMBAC, 9.97s,
2013(2)                                                               $1,550             $1,647,123
---------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375s, 2014                         1,000              1,020,840
---------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6s, 2021                           1,750              1,764,560
---------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev., Unrefunded
Balance (Rocky Mountain Adventist), 6.625s, 2013                       2,000              2,059,440
---------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625s, 2026                                1,250              1,359,750
---------------------------------------------------------------------------------------------------
Cullman, AL, Cullman Medical Park South, Medical Clinic
Board Rev. (Cullman Regional Medical Center), 6.5s, 2013               1,375              1,398,953
---------------------------------------------------------------------------------------------------
Delaware Health Facilities Authority Rev. (Nanticoke
Memorial Hospital Project) Series B, 5.625s, 2032                      2,400              2,418,600
---------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Rev., 5.375s, 2028                       4,350              4,104,225
---------------------------------------------------------------------------------------------------
District of Columbia, Hospital Rev. (Medlantic
Healthcare), MBIA, 5.25s, 2019                                         6,750              7,295,737
---------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart
General Hospital, Inc), 5.25s, 2018                                    1,000              1,008,470
---------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart
General Hospital, Inc.), 5.25s, 2020                                   4,345              4,347,868
---------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority Rev.
(Northeast GA Health Systems, Inc.), 5.5s, 2031                        1,555              1,560,147
---------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial
Hospital), 5.75s, 2031                                                 1,500              1,529,925
---------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp.,
Hospital Rev., "A" (Texas Childrens Hospital), 5.375s, 2015            4,300              4,515,645
---------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp.
Hospital Rev. (Memorial Herman Healthcare), 6.375s, 2029               2,000              2,136,680
---------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist), 6s, 2031                                                  1,000              1,053,450
---------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625s, 2026               2,595              2,628,424
---------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev., "A"
(Provena Health), MBIA, 5.25s, 2012                                    5,900              6,317,543
---------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Centegra
Health Systems), 5.25s, 2024                                           5,500              5,240,730
---------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Advocate
Network Health Care), MBIA, 5.7s, 2011                                 3,005              3,364,969
---------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Advocate
Network Health Care), 6.375s, 2015                                     1,800              1,995,498
---------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant
Memorial Area Hospital Associates), 6s, 2024                           1,165              1,199,006
---------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell
Medical Center), 6.35s, 2015                                           6,500              7,065,825
---------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur
Memorial Hospital), 5.75s, 2024                                        2,650              2,706,233
---------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Revenue (Riverside
Health Systems), 5.75s, 2022                                           1,975              1,987,403
---------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev.
(Genesis Medical Center), 6.125s, 2016                                 2,195              2,358,703
---------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5s, 2020                     4,750              4,979,615
---------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe
Hospital), 5.625s, 2019                                                2,610              2,693,520
---------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, Series A, 5.75s, 2015                1,000              1,076,820
---------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities, Refunding (Martin
Memorial Medical Center) Series B, 5.875s, 2032                        2,200              2,177,472
---------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev.
(University of Maryland Medical System), 6.75s, 2030                   1,000              1,113,830
---------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev. (Anna Jaques Hospital), 6.875s, 2012                              1,075              1,091,093
---------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 5.7s, 2015                                     2,500              2,491,325
---------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Partners Health care), 5.75s, 2021                               1,500              1,597,575
---------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Mercy Mount
Clement), MBIA, 5.75s, 2017                                            2,900              3,238,894
---------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev., Prerefunded
(Sisters of Mercy Health Systems), MBIA, 5.375s, 2014(1)                 515                578,154
---------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev., Refunding
Hospital (Crittenton Series A), 5.625s, 2027                           1,000              1,003,180
---------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev., Unrefunded
Balance, MBIA, 5.375s, 2014                                            8,485              9,603,917
---------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625s, 2032                                       1,335              1,332,984
---------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities Rev. (Exeter
Hospital), 6s, 2016                                                    1,000              1,072,310
---------------------------------------------------------------------------------------------------
North Central, TX, Health Facility Development Corp.
Rev. (Texas Health Resources System), MBIA, 5s, 2017                   5,000              5,211,000
---------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.,
Hospital Adventist Health Systems, 5.625s, 2032                        1,490              1,513,631
---------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.,
Hospital Orlando Regional Healthcare, 5.75s, 2032                      2,230              2,270,876
---------------------------------------------------------------------------------------------------
Palm Beach County, FL, Health Facilities Rev., Refunding
Hospital (Boca Raton Hospital), 5.5s, 2021                             1,500              1,534,770
---------------------------------------------------------------------------------------------------
Peninsula Ports Authority Rev. (Whittaker Memorial),
FHA, 8.7s,                                                             1,590              1,971,123
---------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Rev.
(Allegheny Delaware Valley), MBIA, 5.3s, 2006                          1,975              2,197,721
---------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Rev.
(Allegheny Delaware Valley), MBIA, 5.875s, 2016                        5,000              5,573,550
---------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligation Group), 6.375s, 2021                    2,000              2,065,880
---------------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities Rev., 6.375s
(Medcentral Health), 2022                                              1,000              1,058,930
---------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.7s, 2016                                               770                765,295
---------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5s, 2027                                               275                259,853
---------------------------------------------------------------------------------------------------
Shelby County, TN Health Educational Hospital Rev.
(Methodist Healthcare), 6.375s, 2019                                   2,000              2,138,300
---------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital),
6.375s, 2020                                                           1,200              1,278,084
---------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25s, 2020                                      2,000              2,071,720
---------------------------------------------------------------------------------------------------
Tarrant County, TX, Health Facilities Development Corp.
Rev. (Fort Worth Osteopathic), MBIA, 6s, 2021                          6,000              7,060,740
---------------------------------------------------------------------------------------------------
Tarrant County, TX, Health Facilities Development Corp.
Rev. (Texas Health Resources), MBIA, 5.25s, 2018                       8,605              8,990,934
---------------------------------------------------------------------------------------------------
West Shore Pennsylvania Area Hospital Authority Rev.
(Holy Spirit Hospital Project), 6.2s, 2026                             1,250              1,273,113
---------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Rev. (Via Christi), 6.25s, 2019                  1,595              1,724,004
---------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Rev. (Via Christi), 6.25s, 2020                  2,465              2,666,193
---------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Rev.,
Refunding (Wheaton Franciscan Services), 5.75s, 2025                   3,000              3,081,660
---------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Rev.
(Agenesian Healthcare), 6s, 2017                                         520                555,901
---------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Rev.
(Agenesian Healthcare), 6s, 2021                                         650                679,510
---------------------------------------------------------------------------------------------------
                                                                                       $164,079,224
---------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.1%
---------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev., Refunding Resources Recovery Facility Series A,
6.2s, 2019                                                            $1,250             $1,262,875
---------------------------------------------------------------------------------------------------

Industrial Revenue - Other - 1.1%
---------------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union
Pacific), 5.35s, 2010                                                   $670               $686,207
---------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Springfield Resources Recovery), 5.625s, 2019                         8,650              8,935,882
---------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing, Rev. (Sun
Company), 7.6s, 2024                                                   1,500              1,594,650
---------------------------------------------------------------------------------------------------
Shelby County, TN (FedEx Corp.) Rev., 5.05s, 2012                      1,400              1,476,482
---------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific), 5.7s, 2026                                                   2,645              2,611,065
---------------------------------------------------------------------------------------------------
                                                                                        $15,304,286
---------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.3%
---------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp. Rev.,
Refunding (Mead Westvaco Escanaba), 6.25s, 2027                       $1,500             $1,517,955
---------------------------------------------------------------------------------------------------
Georgetown County, SC, Resource Recovery Rev.
(International Paper Co.), 5.7s, 2014                                  1,400              1,471,680
---------------------------------------------------------------------------------------------------
Sabine River Authority, Louisiana Water Facilities Rev.
(International Paper Co.), 6.2s, 2025                                  1,250              1,288,825
---------------------------------------------------------------------------------------------------
                                                                                         $4,278,460
---------------------------------------------------------------------------------------------------

Miscellaneous Revenue - Other - 0.6%
---------------------------------------------------------------------------------------------------
California Department Water Resources, Series MBIA,
5.375s, 2017                                                          $5,500             $6,048,295
---------------------------------------------------------------------------------------------------
California Department Water Resources Power, Series A,
5.75s, 2017                                                            2,750              3,046,533
---------------------------------------------------------------------------------------------------
                                                                                         $9,094,828
---------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.6%
---------------------------------------------------------------------------------------------------
California Statewide Community Development Authority
Rev. (Irvine Apartments), 5.25s, 2025                                 $3,500             $3,656,275
---------------------------------------------------------------------------------------------------
Panhandle Texas Regional Housing Finance Rev., 6.625s,
2020                                                                     670                702,555
---------------------------------------------------------------------------------------------------
Panhandle Texas Regional Housing Finance Rev., 6.75s,
2031                                                                   3,330              3,483,680
---------------------------------------------------------------------------------------------------
                                                                                         $7,842,510
---------------------------------------------------------------------------------------------------
Parking - 0.1%
---------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0s, 2009(1)                            $375               $214,485
---------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0s, 2009(1)                             450                240,826
---------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0s, 2009(1)                             975                487,900
---------------------------------------------------------------------------------------------------
                                                                                           $943,211
---------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 2.4%
---------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 0s, 2009                                     $8,965             $7,212,432
---------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 6.5s, 2022                                    5,000              6,243,400
---------------------------------------------------------------------------------------------------
Metropolitan Atlanta, GA, Rapid Transit Authority Rev.,
6.25s, 2018                                                            4,580              5,572,853
---------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place Capital
Appreciation, 0s, 2032                                                 4,000                816,560
---------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place Expansion,
5.25s, 2042                                                            2,340              2,406,222
---------------------------------------------------------------------------------------------------
Rhode Island Depositors Economic Protection Corp. Rev.,
FSA, 5.75s, 2014(1)                                                    5,035              5,993,312
---------------------------------------------------------------------------------------------------
Rhode Island Depositors Economic Protection Corp. Rev.,
FSA, 5.75s, 2014(1)                                                    4,765              5,671,922
---------------------------------------------------------------------------------------------------
Route 3 North Transport Improvement Associates, 5.75s,
2017                                                                     100                112,708
---------------------------------------------------------------------------------------------------
                                                                                        $34,029,409
---------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 2.1%
---------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 6.55s, 2030                                                     $1,645             $1,774,725
---------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 7.3s, 2031                                                         745                831,792
---------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA, 7.05s, 2030              505                537,350
---------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., Series B, 4s, 2033           1,000              1,084,510
---------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., Series C,
GNMA, 7s, 2032                                                           570                620,850
---------------------------------------------------------------------------------------------------
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3s, 2031              1,305              1,450,429
---------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95s, 2024                                                              955              1,056,459
---------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Authority Rev.,
GNMA, 6.625s, 2023                                                       995              1,125,883
---------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Authority Rev.,
GNMA, 6.75s, 2030                                                      1,085              1,154,364
---------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
7.5s, 2026                                                               775                841,301
---------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., GNMA,
7s, 2031                                                                 410                432,484
---------------------------------------------------------------------------------------------------
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1s, 2030              2,990              3,093,484
---------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev.,
Single Family, Subordinated Series 3, GNMA, 6.5s, 2023                   480                527,294
---------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev.,
Single Family, Subordinated Series 3, 3.5s, 2028                       2,870              3,112,142
---------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev.,
Single Family, Subordinated Series 3, 5.4s, 2029                       1,000              1,036,310
---------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev., GNMA,
7.65s, 2024                                                               82                 89,770
---------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev., Series
B, 6.2s, 2034                                                          1,655              1,816,660
---------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, GNMA,
7.05s, 2030                                                            2,090              2,232,810
---------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev.,
GNMA, 7.375s, 2020                                                       365                384,670
---------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.875s, 2026                                               2,785              3,048,656
---------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2029                                                  935              1,026,060
---------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2033                                                2,000              2,208,600
---------------------------------------------------------------------------------------------------
                                                                                        $29,486,603
---------------------------------------------------------------------------------------------------
Single Family Housing Revenue - State - 5.5%
---------------------------------------------------------------------------------------------------
Arkansas Finance Authority Rev., Mortgage Backed
Securities Program, Series B, GNMA, 4.45s, 2034                       $2,000             $2,053,800
---------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
FSA, 0s, 2019                                                         22,535              8,557,441
---------------------------------------------------------------------------------------------------

California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0s, 2027                                                         2,975                784,984
---------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0s, 2028                                                         3,240                895,795
---------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0s, 2029                                                         6,390              1,826,965
---------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15s, 2014                   169                175,307
---------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.05s, 2016                 1,035              1,114,570
---------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45s, 2016                   720                766,649
---------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75s, 2021                   755                805,328
---------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 8.4s, 2021                    480                506,530
---------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9s, 2023                  1,595              1,698,803
---------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55s, 2025                   604                643,991
---------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4s, 2027                    500                504,645
---------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8s, 2030                  1,605              1,780,170
---------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.25s, 2031                 1,270              1,345,857
---------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6s, 2032                  1,250              1,363,187
---------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., GNMA, 7.55s, 2031                                                1,350              1,489,239
---------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., 3.5s, 2033                                                       2,000              2,248,300
---------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Mortgage, Single
Family Mortgage Rev., GNMA, 6.4s, 2032                                 1,380              1,458,467
---------------------------------------------------------------------------------------------------
Maryland Community Development Administration Rev.,
7.3s, 2025                                                             1,285              1,301,885
---------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential
Housing Finance Series B, 4.8s, 2023                                     510                517,808
---------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 7.55s, 2027                           901                960,457
---------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Mortgage Series A, GNMA,
6.1s, 2034                                                             3,725              3,943,434
---------------------------------------------------------------------------------------------------
Missouri Housing Development Commission Mortgage Rev.,
GNMA, 6.7s, 2030                                                       3,710              3,969,143
---------------------------------------------------------------------------------------------------
Missouri Housing Development Commission Mortgage Rev.,
GNMA, 7.45s, 2031                                                        665                730,137
---------------------------------------------------------------------------------------------------
Missouri Housing Development Commission Mortgage Rev.,
GNMA, 6.85s, 2032                                                        950              1,066,983
---------------------------------------------------------------------------------------------------
Missouri Housing Development Commission Mortgage Rev.,
GNMA, 1s, 2034                                                           975              1,072,334
---------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority Rev., GNMA, 5.6s, 2020           1,020              1,056,669
---------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875s, 2030             1,195              1,265,206
---------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.85s, 2030              3,950              4,181,273
---------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.3s, 2031               1,215              1,327,363
---------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., 7.1s, 2030                 1,095              1,207,675
---------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., 6.8s, 2031                 2,175              2,338,386
---------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25s, 2032          2,975              3,193,157
---------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.35s, 2033          1,185              1,298,037
---------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., Home
Ownership Series 13 A, 4.25s, 2028                                     1,000              1,023,920
---------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Home Mortgage
"A", 5s, 2033                                                          2,065              2,099,114
---------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.8s, 2016                         620                634,781
---------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1s, 2028             1,055              1,131,899
---------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage
Rev., GNMA, 7.1s, 2021                                                 8,155              8,841,570
---------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., Housing Series 16A,
4.95s, 2032                                                            1,600              1,696,432
---------------------------------------------------------------------------------------------------
Washington Housing Finance Commission Rev., Single
Family Housing, 5s, 2023                                                 965              1,015,865
---------------------------------------------------------------------------------------------------
West Virginia Housing Development Fund Rev., Housing
Finance, 0s, 2037                                                      4,670                717,172
---------------------------------------------------------------------------------------------------
                                                                                        $76,610,728
---------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%
---------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden
Haverill Associates), 6.7s, 2014                                      $2,400             $2,409,432
---------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev. (Ogden
Martin Systems) 5.9s, 2005                                             3,500              3,796,450
---------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev.
(Southwest County Resource Recovery), MBIA, 7.2s, 2005                 3,000              3,205,650
---------------------------------------------------------------------------------------------------
State of Nevada Department of Business (Republic
Services, Inc., Project), 5.625s, 2026                                 1,500              1,524,795
---------------------------------------------------------------------------------------------------
                                                                                        $10,936,327
---------------------------------------------------------------------------------------------------
State and Local Appropriation - 15.5%
---------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6s, 2015                $1,610             $1,881,945
---------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6s, 2016                 1,705              1,976,692
---------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.75s, 2015                                50                 57,463
---------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES,
AMBAC, 9.719s, 2018(2)                                                16,250             21,326,175
---------------------------------------------------------------------------------------------------
Fayette County, GA (Criminal Justice Center Project),
6.25s, 2020                                                            1,000              1,212,970
---------------------------------------------------------------------------------------------------
Houston, TX, Public Improvements, 6.3s, 2020                           5,000              5,524,700
---------------------------------------------------------------------------------------------------
Indiana Office Building Commission, Miami Correctional
Phase 1 A, AMBAC, 5.5s, 2016                                           4,690              5,129,172
---------------------------------------------------------------------------------------------------
Indiana Office Building Commission, Miami Correctional
Phase 1 A, AMBAC, 5.5s, 2017                                           1,400              1,523,718
---------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission, FSA, 5.85s,
2010(1)                                                                4,000              4,687,120
---------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission, 5.9s, 2010(1)                4,500              5,286,870
---------------------------------------------------------------------------------------------------
Metropolitan, NY Transportation Authority Rev., Service
Contract, 5.75s, 2013                                                  5,600              6,528,928
---------------------------------------------------------------------------------------------------
Missouri Regional Convention & Sports Complex Authority,
6.8s, 2003(1)                                                          8,950              9,179,567
---------------------------------------------------------------------------------------------------
Missouri Regional Convention & Sports Complex Authority,
6.9s, 2003(1)                                                         21,520             22,081,457
---------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University),
5.75s, 2013                                                           25,150             29,272,336
---------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University),
5.75s, 2013                                                            5,000              5,819,550
---------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health
Services Facilities, 6s, 2007(1)                                           5                  5,784
---------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health
Services Facilities, 6s, 2007                                          1,495              1,703,627
---------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health
Services Facilities, 5.75s, 2010                                       2,000              2,222,840
---------------------------------------------------------------------------------------------------
New York Urban Development Corp., Correctional
Facilities, 5.5s, 2014                                                 5,000              5,689,500
---------------------------------------------------------------------------------------------------
New York Urban Development Corp., Correctional
Facilities, FSA, 5.5s, 2014                                            4,525              5,218,185
---------------------------------------------------------------------------------------------------
New York Urban Development Corp., Correctional
Facilities, 5.375s, 2015                                              11,405             12,358,230
---------------------------------------------------------------------------------------------------
Ohio Mental Health Capital Facilities, 5.5s, 2016                      1,205              1,337,261
---------------------------------------------------------------------------------------------------
Orange County, CA, California Recovery Certificates,
MBIA, 6s, 2026                                                         5,000              5,672,300
---------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Authority Rev., FGIC,
6.7s, 2016(1)                                                         26,195             32,906,421
---------------------------------------------------------------------------------------------------
Philadelphia, PA, Municipal Authority, MBIA, 5.4s, 2017                5,000              5,384,200
---------------------------------------------------------------------------------------------------
Rhode Island Convention Center Authority, MBIA, 5.25s, 2015            8,370              9,473,417
---------------------------------------------------------------------------------------------------
San Bernardino, CA, Joint Powers Financing Authority
Lease Rev. (California Dept. of Transportation), 5.5s, 2014           10,000             10,688,400
---------------------------------------------------------------------------------------------------
West Valley City, UT, Municipal Building Lease Rev.,
Series A, AMBAC, 5.5s, 2027                                            2,000              2,119,480
---------------------------------------------------------------------------------------------------
                                                                                       $216,268,308
---------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.4%
---------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8s,
2016                                                                  $2,500             $2,687,375
---------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85s, 2017           2,800              2,999,024
---------------------------------------------------------------------------------------------------
                                                                                         $5,686,399
---------------------------------------------------------------------------------------------------
Tax - Other - 0.5%
---------------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25s,             $3,640             $4,376,954
---------------------------------------------------------------------------------------------------
Territory of Virgin Islands, Rum Tax Rev., 5.5s, 2022                  2,000              2,027,080
---------------------------------------------------------------------------------------------------
                                                                                         $6,404,034
---------------------------------------------------------------------------------------------------
Tobacco - 1.0%
---------------------------------------------------------------------------------------------------
Badger Tobacco, Asset Securitization, Corp., 6.125s,
2027                                                                  $2,000             $1,946,800
---------------------------------------------------------------------------------------------------
Childrens Trust Fund Prior, Asset Backed Bonds, 5.375s, 2033           3,000              2,923,800
---------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25s, 2024                  1,175              1,154,438
---------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, 5.3s, 2025                               3,000              2,580,510
---------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 6s, 2023                           1,000                977,560
---------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5.5s, 2030                         1,100                967,802
---------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5.75s, 2032                        2,200              2,028,026
---------------------------------------------------------------------------------------------------
Tobacco Settlement Rev., Management Authority, 6.375s, 2028            1,500              1,444,305
---------------------------------------------------------------------------------------------------
                                                                                        $14,023,241
---------------------------------------------------------------------------------------------------
Toll Roads - 1.5%
---------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital
Appreciation, Series B, MBIA, 0s, 2017                                $5,000             $2,346,300
---------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., RITES, MBIA, 9.745s,
2020(2)(3)                                                             5,000              5,634,900
---------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation Series B, AMBAC, 0s, 2018                         1,250                573,613
---------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation Series B, AMBAC, 0s, 2019                         2,000                854,620
---------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation Series C, FSA, 0s to 2011, 5.35s to 2016          1,000                701,140
---------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                 2,200                967,384
---------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2013                 7,000              2,807,630
---------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2014                 6,500              2,375,620
---------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2016                 1,500                453,870
---------------------------------------------------------------------------------------------------
Texas Turnpike Authority, Dallas Thruway Rev. (President
George Bush Turnpike), AMBAC, 5s, 2016                                 4,500              4,722,660
---------------------------------------------------------------------------------------------------
                                                                                        $21,437,737
---------------------------------------------------------------------------------------------------
Transportation - Special Tax - 6.0%
---------------------------------------------------------------------------------------------------
Illinois Regional Transportation Authority Rev., MBIA,
6.25s, 2016                                                           $2,870             $3,541,551
---------------------------------------------------------------------------------------------------
Illinois Regional Transportation Authority Rev., MBIA,
6.25s, 2018                                                            4,400              5,456,880
---------------------------------------------------------------------------------------------------
Massachusetts Bay Transport Authority, 7s, 2021                       10,185             13,417,515
---------------------------------------------------------------------------------------------------
Massachusetts Bay Transport Authority, Transportation
Systems, Series C, 6.1s, 2013                                         10,200             12,178,290
---------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., 5s, 2030              5,000              5,067,850
---------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev.,
Refunding Series A, 5s, 2030                                           2,750              2,788,610
---------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.,
Transportation Project Sublease, "A", FSA, 6s, 2016                    1,325              1,506,061
---------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev.,
ROLs, FSA, 13.02s, 2011(2)(3)                                          7,500              9,829,050
---------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev.,
Transportation Systems, 5.25s, 2016                                    8,500              9,211,025
---------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev., Local
Highway & Bridge, MBIA, 5.375s, 2016                                   5,000              5,407,150
---------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev.,
Prerefunded, 5.25s, 2007(1)                                            3,580              4,120,186
---------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev.,
Unrefunded Balance, 5.25s, 2013                                        2,420              2,613,552
---------------------------------------------------------------------------------------------------
State of Florida, Broward County Expressway Authority
Rev., 10s, 2014(1)                                                     4,350              6,536,180
---------------------------------------------------------------------------------------------------
State of Florida, Jacksonville Transportation Authority
Rev., 9.2s, 2015(1)                                                    2,000              2,891,440
---------------------------------------------------------------------------------------------------
                                                                                        $84,565,340
---------------------------------------------------------------------------------------------------
Universities - Colleges - 3.0%
---------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School)
FSA, 5.25s, 2032                                                      $3,500             $3,628,625
---------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Massachusetts College of Pharmacy), 6.625s, 2020                        350                377,615
---------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Education Authority, RITES
(Harvard University), 11.447s, 2020(2)(3)                              8,410             12,372,960
---------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (State University),
5.5s                                                                   7,000              7,988,890
---------------------------------------------------------------------------------------------------
Ohio State University, 6s, 2017                                          500                576,460
---------------------------------------------------------------------------------------------------
Texas A&M University, Permanent University Fund,
0s, 2007                                                               6,695              5,961,496
---------------------------------------------------------------------------------------------------
Tulsa, OK, Industrial Authority Rev., Refunding
(University of Tulsa Series A), MBIA, 6s, 2016                         4,250              5,158,097
---------------------------------------------------------------------------------------------------
University of Akron, OH, General Receipts, FGIC, 6s,
2015                                                                   1,000              1,161,110
---------------------------------------------------------------------------------------------------
University of Hawaii, University Systems Rev., Series A,
5.5s, 2029                                                             3,500              3,727,325
---------------------------------------------------------------------------------------------------
University of New Mexico, MBIA, 5.75s, 2020                              500                586,360
---------------------------------------------------------------------------------------------------
                                                                                        $41,538,938
---------------------------------------------------------------------------------------------------
Universities - Dormatories - 0.1%
---------------------------------------------------------------------------------------------------
Georgia Private Colleges & University Authority Rev.
(Mercer Housing Corp.), 6s, 2021                                      $1,000             $1,037,050
---------------------------------------------------------------------------------------------------

Universities - Secondary Schools - 0.6%
---------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander
Dawson School), 5.5s, 2020                                            $6,000             $6,305,640
---------------------------------------------------------------------------------------------------
Maine Finance Authority (Waynflete School), 6.5s, 2024                 1,500              1,598,715
---------------------------------------------------------------------------------------------------
                                                                                         $7,904,355
---------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.4%
---------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service Co.), 5.8s, 2022                                       $4,880             $4,790,208
---------------------------------------------------------------------------------------------------
Matagorda County, TX (Reliant Energy), 5.95s, 2030                     2,665              2,195,054
---------------------------------------------------------------------------------------------------
Michigan Strategic Fund, Limited Obligation Rev.
(Detroit Edison), MBIA, 7s, 2008                                       3,000              3,635,970
---------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority,
Pollution Control (CT Light and Power), 5.9s, 2016                     3,500              3,612,910
---------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority,
Pollution Control (CT Light and Power), 5.9s, 2018                     1,000              1,039,000
---------------------------------------------------------------------------------------------------
New Hampshire Pollution Control Rev. (United
Illuminating Co.), 3.75s, 2027                                         2,500              2,521,925
---------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Texas Pollution (TXU
Electric Co.), 5.75s, 2030                                             1,500              1,437,270
---------------------------------------------------------------------------------------------------
                                                                                        $19,232,337
---------------------------------------------------------------------------------------------------

Utilities - Municipal Owned - 17.0%
---------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75s, 2012                  $2,500             $3,122,375
---------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5s, 2017(1)                                                            365                459,794
---------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5s, 2017                                                             8,145             10,102,977
---------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution
Control Rev. (Illinois Power Co.), 7.375s, 2006(1)                     7,275              8,766,811
---------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, AMBAC, 6s, 2009(1)                     9,000             10,674,900
---------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, MBIA, 6s, 2016                        10,000             11,403,600
---------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, MBIA, 5s, 2019                         9,330              9,700,494
---------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, Series A, 6.15s, 2014(1)              28,220             32,022,080
---------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, Series A, 6.15s, 2014                 16,380             17,983,111
---------------------------------------------------------------------------------------------------
Mercer County, ND, Pollution Control Rev. (Antelope
Valley Station), AMBAC, 7.2s, 2013                                     4,000              4,960,800
---------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power, MBIA, 5.7s, 2013               7,000              7,840,280
---------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power, MBIA, 5.625s,
2014                                                                   7,735              8,612,690
---------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power, MBIA, 6.5s, 2018               9,250             11,590,990
---------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., 6.375s, 2013                                                     1,500              1,680,240
---------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Series A, 5.5s, 2013            1,800              1,958,652
---------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Series A, 5.25s, 2019           7,000              7,501,620
---------------------------------------------------------------------------------------------------
Northern California Transmission Agency, MBIA, 7s, 2013                4,000              5,059,000
---------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25s, 2021                4,150              4,982,532
---------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA,
9.48s, 2015(2)(3)                                                      2,500              2,937,800
---------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA,
9.48s, 2016(2)(3)                                                      3,000              3,512,700
---------------------------------------------------------------------------------------------------
Salt River Project, Arizona Agricultural Improvement,
Refunding, Series A, 5s, 2011                                          2,750              3,054,398
---------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, Series B,
5.125s, 2037                                                           8,500              8,704,000
---------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear
Project #1), MBIA, 5.75s, 2010                                        13,100             14,793,568
---------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear
Project #1), MBIA, 5.75s, 2011                                         7,500              8,464,425
---------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear
Project #1), FSA, 5.125s, 2014                                         8,000              8,658,080
---------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear
Project #2), MBIA, 5.7s, 2012                                         15,000             16,623,450
---------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear
Project #3), FGIC, 0s, 2005                                            6,895              6,579,071
---------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear
Project #3), 7.125s, 2016                                              5,145              6,686,339
---------------------------------------------------------------------------------------------------
                                                                                       $238,436,777
---------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 0.9%
---------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority Rev.,
6.25s, 2010(1)                                                        $1,000             $1,208,810
---------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority Rev.,
6.25s, 2010(1)                                                         1,055              1,275,295
---------------------------------------------------------------------------------------------------
Houston, TX, Water & Sewer Systems Rev., FGIC, 5s, 2018               10,000             10,422,300
---------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust Rev.,
5.75s, 2016                                                               25                 28,156
---------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority Rev., 6s, 2017                   200                230,966
---------------------------------------------------------------------------------------------------
                                                                                        $13,165,527
---------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,208,177,416)                              $1,349,775,736
---------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 3.2%
---------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (Aces Presbyterian University Hospital), due 03/05/03               200                200,000
---------------------------------------------------------------------------------------------------
Bartow County, GA, Development Authority, Pollution
Control Rev. (Georgia Power Co.), due 03/03/03                           100                100,000
---------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority Rev.
(Shell Oil Company Project), due 03/03/03                              3,200              3,200,000
---------------------------------------------------------------------------------------------------
California Statewide Community Development Authority
(Sutter Health), due 03/03/03                                            500                500,000
---------------------------------------------------------------------------------------------------
East Baton Rouge Parish, LA, Pollution Control Rev.
(Exxon Mobil Corp.), due 03/05/03                                      1,200              1,200,000
---------------------------------------------------------------------------------------------------
Harris County, TX, Industrial Development Corp.,
Pollution Control Rev. (Exxon Mobil Corp.), due 03/03/03               1,000              1,000,000
---------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev.
(University Chicago Hospital), due 03/03/03                            6,300              6,300,000
---------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA,
Inc.), due 03/03/03                                                      100                100,000
---------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., due 03/05/03                         3,005              3,005,000
---------------------------------------------------------------------------------------------------
Knoxville, TN, Utilities Board Rev., due 03/03/03                      1,200              1,200,000
---------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev., due 03/03/03                                                       200                200,000
---------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority Rev., due 03/05/03               300                300,000
---------------------------------------------------------------------------------------------------
MSR Public Power Agency, CA, San Juan Project Rev, due
03/05/03                                                                 600                600,000
---------------------------------------------------------------------------------------------------
New Castle, PA, Area Hospital Authority (Jameson
Memorial Hospital), due 03/03/03                                       2,400              2,400,000
---------------------------------------------------------------------------------------------------
New York City, NY, due 03/03/03                                          400                400,000
---------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance
Authority Rev., due 03/03/03                                           8,500              8,500,000
---------------------------------------------------------------------------------------------------
New York, NY, Job Development Authority Rev., due 03/03/03             1,500              1,500,000
---------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facility Authority, due 03/03/03             100                100,000
---------------------------------------------------------------------------------------------------
Putnam County, GA, Development Authority (Georgia Power
Co.), due 03/03/03                                                     1,800              1,800,000
---------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, due 03/03/03               535                535,000
---------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, due 03/05/03             8,500              8,500,000
---------------------------------------------------------------------------------------------------
Uinta County, WY, Pollution Control Rev. (Chevron USA,
Inc.), due 03/03/03                                                    3,200              3,200,000
---------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost,
$44,840,000)                                                                            $44,840,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,253,017,416)                                  $1,394,615,736
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.3%                                                     4,022,839
---------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                  $1,398,638,575
---------------------------------------------------------------------------------------------------

1 Refunded bond.
2 Inverse floating rate security.
3 Restricted security.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS             STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 2/28/03

ASSETS

Investments, at value (identified cost, $1,253,017,416)      $1,394,615,736
---------------------------------------------------------------------------------------------------
Cash                                                                 69,690
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                   2,823,061
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   1,817,981
---------------------------------------------------------------------------------------------------
Interest receivable                                              16,810,276
---------------------------------------------------------------------------------------------------
Other assets                                                         22,006
---------------------------------------------------------------------------------------------------
Total assets                                                                         $1,416,158,750
---------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                            $5,587,760
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                 9,325,150
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                  897,376
---------------------------------------------------------------------------------------------------
Interest payable on swap agreements                                   9,550
---------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                      664,860
---------------------------------------------------------------------------------------------------
Unrealized depreciation on rate lock swaps                          800,403
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                      7,591
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     3,835
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                       31,902
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    671
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              191,077
---------------------------------------------------------------------------------------------------
Total liabilities                                                                       $17,520,175
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,398,638,575
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $1,264,468,178
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                          140,133,057
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                     (7,063,819)
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                   1,101,159
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,398,638,575
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               127,810,236
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
  Net assets                                                 $1,309,356,368
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            119,643,907
---------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                             $10.94
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.94)                                                $11.49
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $89,282,207
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              8,166,329
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $10.93
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDING 2/28/03

NET INVESTMENT INCOME
Interest income                                                                        $37,341,361
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                   $2,741,274
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                               18,803
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     688,472
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              356,039
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   39,096
---------------------------------------------------------------------------------------------------
  Custodian fee                                                       182,585
---------------------------------------------------------------------------------------------------
  Printing                                                              8,774
---------------------------------------------------------------------------------------------------
  Postage                                                              25,936
---------------------------------------------------------------------------------------------------
  Auditing fees                                                        19,350
---------------------------------------------------------------------------------------------------
  Legal fees                                                            4,593
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                       242,526
---------------------------------------------------------------------------------------------------
Total expenses                                                     $4,327,448
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (190,705)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $4,136,743
---------------------------------------------------------------------------------------------------
Net investment income                                                                  $33,204,618
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss on investment transactions (identified cost)                               $(760,386)
---------------------------------------------------------------------------------------------------
Changes in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                     $11,838,503
---------------------------------------------------------------------------------------------------
  Swap transactions                                                (1,465,263)
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                     $10,373,240
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                         $9,612,854
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $42,817,472
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                         STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

                                                               SIX MONTHS                 YEAR
                                                                 ENDING                  ENDING
                                                                 2/28/03                 8/31/02
                                                               (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income                                           $33,204,618             $66,858,170
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                            (760,386)              3,763,660
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments                               10,373,240              10,638,589
----------------------------------------------------------   --------------          --------------
Increase in net assets from operations                          $42,817,472             $81,260,419
----------------------------------------------------------   --------------          --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                           $(31,907,606)           $(64,377,934)
---------------------------------------------------------------------------------------------------
From net investment income (Class B)                             (1,762,196)             (3,404,399)
----------------------------------------------------------   --------------          --------------
Total distributions declared to shareholders                   $(33,669,802)           $(67,782,333)
----------------------------------------------------------   --------------          --------------
Net increase (decrease) in net assets from fund share
transactions                                                    $(2,690,226)            $11,339,789
----------------------------------------------------------   --------------          --------------
Total increase in net assets                                     $6,457,444             $24,817,875
----------------------------------------------------------   --------------          --------------

NET ASSETS

At beginning of period                                       $1,392,181,131          $1,367,363,256
---------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $1,101,159 and $1,556,343,
respectively)                                                $1,398,638,575          $1,392,181,131
---------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.
                                                 SIX MONTHS                             YEAR ENDING 8/31
                                                   ENDING        --------------------------------------------------------------
                                                  2/28/03         2002           2001           2000         1999         1998
CLASS A                                         (UNAUDITED)
Net asset value, beginning of period             $10.87          $10.77         $10.29         $10.35       $11.09       $10.99
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)(1)
  Net investment income                           $0.26           $0.53          $0.54          $0.54        $0.53         0.54
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                   0.08            0.10           0.48           0.09        (0.64)        0.28
-----------------------------------------------   -----           -----          -----          -----       ------        -----
Total from investment operations                  $0.34           $0.63          $1.02          $0.63       $(0.11)       $0.82
-----------------------------------------------   -----           -----          -----          -----       ------        -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                     $(0.27)         $(0.53)        $(0.54)        $(0.54)      $(0.53)      $(0.54)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments              --              --             --          (0.06)       (0.10)       (0.18)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments                                        --              --             --          (0.09)          --           --
-----------------------------------------------   -----           -----          -----          -----       ------        -----
Total distributions declared to
shareholders                                     $(0.27)         $(0.53)        $(0.54)        $(0.69)      $(0.63)      $(0.72)
-----------------------------------------------   -----           -----          -----          -----       ------        -----
Net asset value, end of period                   $10.94          $10.87         $10.77         $10.29       $10.35       $11.09
-----------------------------------------------   -----           -----          -----          -----       ------        -----
Total return (%)(6)                                3.23(3)         6.17          10.19           6.51        (1.08)        7.78
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA

Expenses(5)                                        0.58(2)         0.59           0.59           0.58         0.57         0.60
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                           4.89(2)         5.01           5.16           5.32         4.87         4.90
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    5              14             12             25           30           79
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                                $1,310          $1,308         $1,284         $1,257       $1,385       $1,639
--------------------------------------------------------------------------------------------------------------------------------

1 As required, effective September 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
  Investment Companies and began amortizing market discount on debt securities. The effect of this change for the year ended
  August 31, 2002 was to increase net investment income per share and decrease net realized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
2 Annualized.
3 Not annualized.
4 Per share data are based on average shares outstanding.
5 Ratios do not reflect reductions from fees paid indirectly.
6 Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                                 SIX MONTHS                             YEAR ENDING 8/31
                                                   ENDING        --------------------------------------------------------------
                                                  2/28/03              2002         2001         2000         1999         1998
CLASS B                                         (UNAUDITED)
Net asset value, beginning of period             $10.86          $10.76         $10.28         $10.34       $11.08       $10.99
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)(1)

  Net investment income                           $0.22           $0.45          $0.46          $0.46        $0.44         0.45
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments                                   0.07            0.10           0.48           0.09        (0.64)        0.28
----------------------------------------------   ------          ------         ------         ------       ------       ------
Total from investment operations                  $0.29           $0.55          $0.94          $0.55       $(0.20)       $0.73
----------------------------------------------   ------          ------         ------         ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                     $(0.22)         $(0.45)        $(0.46)        $(0.46)      $(0.44)      $(0.46)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments              --              --             --          (0.06)       (0.10)       (0.18)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments                                        --              --             --          (0.09)          --           --
----------------------------------------------   ------          ------         ------         ------       ------       ------
Total distributions declared to
shareholders                                     $(0.22)         $(0.45)        $(0.46)        $(0.61)      $(0.54)      $(0.64)
----------------------------------------------   ------          ------         ------         ------       ------       ------
Net asset value, end of period                   $10.93          $10.86         $10.76         $10.28       $10.34       $11.08
----------------------------------------------   ------          ------         ------         ------       ------       ------
Total return (%)                                   2.80(3)         5.33           9.35           5.70        (1.87)        6.85
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA

Expenses(5)                                        1.41(2)         1.39           1.38           1.37         1.37         1.40
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                           4.06(2)         4.20           4.37           4.55         4.07         4.10
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    5              14             12             25           30           79
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                                   $89             $84            $83            $70          $78          $81
--------------------------------------------------------------------------------------------------------------------------------

1 As required, effective September 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
  Investment Companies and began amortizing market discount on debt securities. The effect of this change for the year ended
  August 31, 2002 was to increase net investment income per share and decrease net realized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
2 Annualized.
3 Not annualized.
4 Per share data are based on average shares outstanding.
5 Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Bond Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and swap agreements, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

RATE LOCK SWAPS - The fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended August 31, 2002 and August 31, 2001 were as follows:

                                                   8/31/02            8/31/01
Distributions declared from tax-exempt
income                                          $67,782,333        $67,864,683
--------------------------------------------------------------------------------

As of August 31, 2002 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed tax-exempt income                   $7,244,125
      -------------------------------------------------------------
      Capital loss carryforward                         (8,855,126)
      -------------------------------------------------------------
      Unrealized appreciation                          132,311,510
      -------------------------------------------------------------
      Other temporary differences                       (5,677,782)
      -------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2009.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

      First $1.3 billion of average net assets                   0.40%
      ----------------------------------------------------------------
      Average net assets in excess of $1.3 billion               0.37%
      ----------------------------------------------------------------
      Average net assets in excess of $2 billion                 0.35%
      ----------------------------------------------------------------

Management fees incurred for the six months ended February 28, 2003 were 0.40% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). Included in Trustees' compensation is a pension expense of $4,018 for inactive trustees for the six months ended February 28, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                        0.0175%
      ---------------------------------------------------------------
      Next $2.5 billion                                       0.0130%
      ---------------------------------------------------------------
      Next $2.5 billion                                       0.0005%
      ---------------------------------------------------------------
      In excess of $7 billion                                 0.0000%
      ---------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $123,316 the six months ended February 28, 2003 as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                           CLASS B

      Distribution Fee                                       0.75%
      ------------------------------------------------------------
      Service Fee                                            0.25%
      ------------------------------------------------------------
      Total Distribution Plan                                1.00%
      ------------------------------------------------------------

Except in the case of the 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the trust may determine. MFD received no portion of the Class B service fee for the six months ended February 28, 2003.

Fees incurred under the distribution plan during the six months ended February 28, 2003 were as follows:

                                                           CLASS B

      Total Distribution Plan                                0.83%
      ------------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 2003 were as follows:
                                                          CLASS A      CLASS B

Contingent Deferred Sales Charges Imposed                 $11,460     $147,408
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $62,377,532 and $71,761,873, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

      Aggregate cost                                     $1,250,120,966
      ------------------------------------------------------------------
      Gross unrealized appreciation                        $148,929,759
      ------------------------------------------------------------------
      Gross unrealized depreciation                          (4,434,989)
      ------------------------------------------------------------------
      Net unrealized appreciation                          $144,494,770
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Six months ending                     Year ending
                                                    2/28/03                            8/31/02
                                           SHARES            AMOUNT           SHARES            AMOUNT

CLASS A SHARES
Shares sold                                15,632,579      $169,647,719       27,007,156      $286,831,667
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               1,763,131        19,161,213        3,311,275        35,122,793
-----------------------------------------------------------------------------------------------------------
Shares reacquired                         (18,070,744)     (196,253,952)     (29,198,199)     (310,439,036)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                      (675,034)      $(7,445,020)       1,120,232       $11,515,424
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                 1,573,308       $17,112,524        2,471,696       $26,311,860
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  98,537         1,069,738          172,546         1,828,334
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,238,632)      (13,427,468)      (2,669,653)      (28,315,829)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                       433,213        $4,754,794          (25,411)        $(175,635)
-----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended February 28, 2003 was $6,941. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                  NOTIONAL
                 PRINCIPAL        CASH FLOWS
                 AMOUNT OF        RECEIVED BY     CASH FLOWS PAID   UNREALIZED
EXPIRATION     CONTRACT (000)      THE FUND         BY THE FUND    DEPRECIATION
-------------------------------------------------------------------------------
12/18/12          28,600      Floating-3M LIBOR      Floating-     $(363,436)
                                   X78.75%           7-Day BMA
                                                    Swap Index
-------------------------------------------------------------------------------
11/15/04          22,000          Floating-           Fixed-        (154,098)
                                  7-Day BMA         2 Year BMA
                                 Swap Index     Swap Index (1.945%)
-------------------------------------------------------------------------------
11/18/12          14,000      Floating-3M LIBOR      Floating-      (147,326)
                                  X79.375%           7-Day BMA
                                                    Swap Index
-------------------------------------------------------------------------------
                                                             TOTAL:$(664,860)
-------------------------------------------------------------------------------

Rate Lock Swaps

    NOTIONAL
PRINCIPAL AMOUNT                                                     UNREALIZED
OF CONTRACT (000)                  DESCRIPTION                      DEPRECIATION
--------------------------------------------------------------------------------
     10,750          Agreement with Goldman Sachs terminating         $(392,477)
                     October 16, 2003 to pay the difference
                     between the notional value and the
                     market value of a bond with a 4.65%
                     coupon maturing on 10/16/18 priced at a
                     yield to maturity equal to the MMD
                     general obligation yield curve rate for
                     the designated maturity year as of the
                     close of business on the termination
                     date, if positive (receive if negative).
--------------------------------------------------------------------------------
      5,370          Agreement with Merrill Lynch terminating         $(204,264)
                     July 16, 2003 to pay the difference
                     between 4.554% and the MMD general
                     obligation yield curve rate for the
                     designated maturity year as of the close
                     of business on the termination date
                     times the notional amount times 10.8, if
                     positive (receive if negative).
--------------------------------------------------------------------------------
      5,370          Agreement with Merrill Lynch terminating         $(203,662)
                     July 17, 2003 to pay the difference
                     between 4.554% and the MMD general
                     obligation yield curve rate for the
                     designated maturity year as of the close
                     of business on the termination date
                     times the notional amount times 10.8, if
                     positive (receive if negative).
--------------------------------------------------------------------------------
                                                       TOTAL:         $(800,403)
--------------------------------------------------------------------------------

At February 28, 2003 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At February 28, 2003 the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 5.2% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                          DATE OF        SHARE/PRINCIPAL
DESCRIPTION                             ACQUISITION       AMOUNT (000)           COST            VALUE
---------------------------------------------------------------------------------------------------------
Chicago, IL, RITES, AMBAC, 9.949s,
2018                                      3/20/00             5,900           $5,699,046      $7,364,954

---------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education,
RITES, FGIC 9.426s, 2019                   2/9/00             5,000            3,984,600        6,163,100

---------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport
Rev., RITES, AMBAC, 10.56s, 2017          8/28/00             2,500            2,683,700        3,083,400

---------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher
Education Authority (Harvard
University), RITES, 11.447s, 2020         11/8/99             8,410            9,595,810       12,372,960

---------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund
Authority Rev., ROLs, FSA, 13.02s,
2011                                       1/7/02             7,500            8,479,200        9,829,050

---------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority, RITES,
MBIA, 9.745s, 2020                        4/19/00             5,000            4,637,900        5,634,900

---------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, ROLs, XLCA,
9.57s, 2017                               10/22/01            1,150            1,292,374        1,520,369

---------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority,
RITES, FSA,
9.48s, 2015                               9/16/99             2,500            2,441,250        2,937,800

---------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority,
RITES, FSA,
9.48s, 2016                               9/16/99             3,000              285,420        3,512,700

---------------------------------------------------------------------------------------------------------
State of California, RITES,
9.856s, 2012                              11/8/99             5,825            6,135,705        7,860,255
---------------------------------------------------------------------------------------------------------
State of California, RITES,
10.457s, 2017                              1/3/00             6,875            7,003,975        8,073,587

---------------------------------------------------------------------------------------------------------
State of Massachusetts, ROLs, 12.7s,
2017                                      8/28/01             2,870            3,194,941        3,765,038

---------------------------------------------------------------------------------------------------------
                                                                                              $72,118,113
---------------------------------------------------------------------------------------------------------

(9) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on debt securities. Prior to September 1, 2001 the fund did not amortize market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,258,579 increase in cost of securities and a corresponding $2,258,579 increase in net unrealized appreciation, based on securities held by the fund on September 1, 2001.

The effect of this change for the year ended August 31, 2002 was to increase net investment income by $322,120, increase net unrealized depreciation by $294,960, and decrease net realized gains by $27,160. The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IV, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Chairman                                                 Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and Chief Financial
Executive Officer and Director                           Officer, General Manager, Mutual Funds (prior to
                                                         September 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Vice
                                                         President
STEPHEN E. CAVAN (born 11/06/53)
Secretary and Clerk                                      JAMES O. YOST (born 06/12/60)
Massachusetts Financial Services Company, Senior         Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Senior
                                                         Vice President
ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services
Company, Vice President (since August
2000); UAM Fund Services, Senior Vice
President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street Boston, MA
02116-3741

PORTFOLIO MANAGERS
Michael L. Dawson(1)
Geoffrey L. Schechter(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                             MMB-SEM-4/03 54.2M